ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other payables [abstract]
Disclosure of accounts payable and accrued liabilities

	December 31, 2017	December 31, 2016
Trade payables	$49,487	$70,315
Accrued trade and other payables	25,685	22,976
Royalties	16,000	15,044
Accrued payroll and related benefits	18,912	20,835
	$110,084	$129,170